Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Shares

The following is a summary of the status of the Company’s restricted shares:

		Weighted Average
	Restricted	Grant Date
	Shares	Fair Value
Non-vested at March 31, 2013	20,561	$9.03
Vesting	(6,853)	9.03
Forfeited	(409)	9.03
Non-vested at March 31, 2014	13,299	9.03
Granted	1,753	13.32
Vesting	(6,249)	9.03
Forfeited	(1,175)	9.03
Non-vested at March 31, 2015	7,628	10.02

Summary of Stock Option Activity

Note 10 - Stock-Based Compensation (Continued)

A summary of stock option activity follows:

			Weighted Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term	Value
Outstanding at March 31, 2013	1,427,135	$10.30
Exercised	(354,578)	10.46		$829,928
Outstanding at March 31, 2014	1,072,557	10.25	2.12 Years	1,848,962
Granted	11,030	13.32
Forfeited or cancelled	(4,403)	10.46
Exercised	(734,007)	10.46		1,860,808
Outstanding at March 31, 2015	345,177	9.93	2.79 Years	1,444,950
Exercisable at March 31, 2015	303,327	9.89	2.30 Years	1,279,631